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MICHELLE D. WONG michelle.wong@dechert.com +1 617 728 7178 Direct +1 617 275 8419 Fax

May 20, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment No. 560 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 560 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 561 to the Registration Statement under the Investment Company Act of 1940, as amended. This Registration Statement is being filed for the purpose of receiving the Commission’s review of disclosure related to changes to the non-fundamental investment policies of Goldman Sachs Enhanced Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Bond Fund, Goldman Sachs Short Duration Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Strategic Income Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Dynamic Emerging Markets Debt Fund, Goldman Sachs Long Short Credit Strategies Fund and Goldman Sachs Fixed Income Macro Strategies Fund (the “Funds”), which could be construed as material. These changes will take effect on June 16, 2016, and shareholders of the Funds were notified of the changes via a supplement dated May 17, 2016 to the Funds’ statement of additional information.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7178.

Sincerely,

/s/ Michelle D. Wong

Michelle D. Wong